Related Party Disclosures - Summary of Compensation for Members of Senior Management Team (Details) - Other Key Management - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Line Items]
Fixed remuneration Annual fee	€ 1,777	€ 1,619	€ 1,210
Fixed remuneration Fringe benefits	28	26	21
Variable remuneration	94	1,198	1,014
Pension expense	94	87	85
Long Term Benefits			(6,007)
Share based compensation	845	5,423	1,536
Total remuneration	€ 2,838	€ 8,353	€ (2,141)